Investments in subsidiaries - Subsidiaries with significant non-controlling interests (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Jan. 01, 2018 [1]
Disclosure of subsidiaries [line items]
Profit attributable to non-controlling interests	$ 1,298	$ 1,081	$ 967
Accumulated non-controlling interests of the subsidiary	7,996	7,621		$ 7,580
Summarised Financial Information [Abstract]
– total assets	2,558,124	2,521,771	2,374,986	2,518,430
– total liabilities	2,363,875	2,323,900		$ 2,322,206
– profit for the year	15,025	11,879	3,446
– total comprehensive income for the year	$ 10,355	$ 21,262	$ (4,952)
Hang Seng Bank Limited
Disclosure of subsidiaries [line items]
Proportion of ownership interests held by non-controlling interests	37.86%	37.86%
Proportion of voting rights held by non-controlling interests	37.86%	37.86%
Profit attributable to non-controlling interests	$ 1,194	$ 997
Accumulated non-controlling interests of the subsidiary	6,637	6,233
Dividends paid to non-controlling interests	647	594
Summarised Financial Information [Abstract]
– total assets	197,867	186,638
– total liabilities	179,450	169,275
– net operating income before changes in expected credit losses and other credit impairment charges	5,294	4,556
– profit for the year	3,159	2,632
– total comprehensive income for the year	$ 2,950	$ 2,895

[1]	Balances at 1 January 2018 have been prepared in accordance with accounting policies referred to on page 263. 31 December 2017 balances have not been re-presented. Information regarding the effects of adoption of IFRS 9 can be found in Note 37.